Inventories - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of Inventories [Line Items]
Inventory write-down	¥ 111,993	¥ 107,164	¥ 117,633
Cost of sales [member]
Disclosure of Inventories [Line Items]
Cost of inventories recognised as expense during period	3,492,356	3,630,110	3,635,969
Employee benefits expense [member]
Disclosure of Inventories [Line Items]
Cost of inventories recognised as expense during period	324,366	309,934	307,041
Depreciation and amortization expenses [member]
Disclosure of Inventories [Line Items]
Cost of inventories recognised as expense during period	¥ 363,227	¥ 335,829	¥ 287,798